Document and Entity Information	Dec. 16, 2022
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001806310
Document Type	8-K/A
Document Period End Date	Dec. 16, 2022
Entity Registrant Name	Taysha Gene Therapies, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39536
Entity Tax Identification Number	84-3199512
Entity Address, Address Line One	3000 Pegasus Park Drive
Entity Address, Address Line Two	Suite 1430
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75247
City Area Code	(214)
Local Phone Number	612-0000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.00001 par value
Trading Symbol	TSHA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	On December 22, 2022, Taysha Gene Therapies, Inc. (the “Company”) filed a Form 8-K (the “Original Form 8-K”) reporting under Item 5.02 the resignation of R.A. Session II as the Company’s President and Chief Executive Officer and the appointment of each of Sean Nolan as Chief Executive Officer and Sukumar Nagendran, M.D. as President and Head of Research and Development. Compensation arrangements and terms of service for Mr. Nolan and Dr. Nagendran had not been determined as of the filing of the Original Form 8-K. This Current Report on Form 8-K/A is being filed solely for the purpose of amending the Original Form 8-K to provide brief descriptions of (i) the employment agreement entered into with Mr. Nolan, effective as of December 30, 2022 (the “Nolan Employment Agreement”), in connection with his appointment as Chief Executive Officer and (ii) the employment agreement entered into with Dr. Nagendran, effective as of December 30, 2022 (the “Nagendran Employment Agreement), in connection with his appointment as President and Head of Research and Development. Except as expressly set forth herein, this Current Report on Form 8-K/A does not amend, modify or update the disclosures contained in the Original Form 8-K.